Dissagreggated Revenue (Details) - Schedule of Disaggregated Revenue by Major Product Categories	12 Months Ended
	Dec. 31, 2023 HKD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 HKD ($)	Dec. 31, 2021 HKD ($)
Schedule of Disaggregated Revenue by Major Product Categories [Line Items]
Disaggregated revenue	$ 174,202,627	$ 22,302,504	$ 347,451,568	$ 240,536,527
Disaggregated cost of revenue	139,154,316	17,815,401	305,616,607	217,943,422
Sale of private-labelled apparel products [Member]
Schedule of Disaggregated Revenue by Major Product Categories [Line Items]
Disaggregated revenue	156,316,352	20,012,592	336,306,554	237,282,262
Retail sale of own-branded apparel products [Member]
Schedule of Disaggregated Revenue by Major Product Categories [Line Items]
Disaggregated revenue	17,886,275	2,289,912	11,145,014	3,254,265
Sale of private-labelled apparel products [Member]
Schedule of Disaggregated Revenue by Major Product Categories [Line Items]
Disaggregated cost of revenue	134,239,759	17,186,208	301,429,220	216,523,165
Retail sale of own-branded apparel products [Member]
Schedule of Disaggregated Revenue by Major Product Categories [Line Items]
Disaggregated cost of revenue	$ 4,914,557	$ 629,193	$ 4,187,387	$ 1,420,257